Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Revenue

							Intersegment
	Turkcell Turkey		Turkcell International		Other		eliminations		Consolidated
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Telecommunication services	21,676,330	19,157,657	2,299,682	1,780,793	—	—	(58,507)	(60,147)	23,917,505	20,878,303
Equipment revenues	3,194,083	2,130,135	122,901	115,905	—	—	—	—	3,316,984	2,246,040
Revenue from financial services	—	—	—	—	845,189	1,141,712	(14,202)	(839)	830,987	1,140,873
Call center revenues	25,397	21,851	34,566	17,008	415,366	308,126	(43,358)	(34,542)	431,971	312,443
Commission fees on betting business	—	—	—	—	—	132,300	—	—	—	132,300
Other	264,430	177,513	85,261	89,083	813,071	635,841	(556,471)	(475,261)	606,291	427,176
Total	25,160,240	21,487,156	2,542,410	2,002,789	2,073,626	2,217,979	(672,538)	(570,789)	29,103,738	25,137,135

							Intersegment
	Turkcell Turkey		Turkcell International		Other		eliminations		Consolidated
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Telecommunication services	19,157,657	16,636,497	1,780,793	1,281,595	—	—	(60,147)	(58,335)	20,878,303	17,859,757
Equipment revenues	2,130,135	1,209,745	115,905	101,350	—	—	—	—	2,246,040	1,311,095
Revenue from financial services	—	—	—	—	1,141,712	1,121,768	(839)	(2,647)	1,140,873	1,119,121
Call center revenues	21,851	12,954	17,008	9,763	308,126	211,195	(34,542)	(30,740)	312,443	203,172
Commission fees on betting business	—	—	—	—	132,300	200,315	—	—	132,300	200,315
Revenue from betting business	—	—	—	—	—	268,470	—	—	—	268,470
Other	177,513	233,390	89,083	64,272	635,841	311,933	(475,261)	(279,050)	427,176	330,545
Total	21,487,156	18,092,586	2,002,789	1,456,980	2,217,979	2,113,681	(570,789)	(370,772)	25,137,135	21,292,475

Summary of Revenue by Recognition

	2020
	Turkcell	Turkcell		Intersegment
	Turkey	International	Other	eliminations	Consolidated
Telecommunication services	21,676,330	2,299,682	—	(58,507)	23,917,505
At a point in time	254,619	14,821	—	—	269,440
Over time	21,421,711	2,284,861	—	(58,507)	23,648,065
Equipment revenues	3,194,083	122,901	—	—	3,316,984
At a point in time	3,105,851	122,901	—	—	3,228,752
Over time	88,232	—	—	—	88,232
Revenue from financial services	—	—	845,189	(14,202)	830,987
At a point in time	—	—	245,223	(14,202)	231,021
Over time	—	—	599,966	—	599,966
Call center revenues	25,397	34,566	415,366	(43,358)	431,971
At a point in time	—	—	—	—	—
Over time	25,397	34,566	415,366	(43,358)	431,971
All other	264,430	85,261	813,071	(556,471)	606,291
At a point in time	48,626	9,132	—	—	57,758
Over time	215,804	76,129	813,071	(556,471)	548,533
Total	25,160,240	2,542,410	2,073,626	(672,538)	29,103,738
At a point in time	3,409,096	146,854	245,223	(14,202)	3,786,971
Over time	21,751,144	2,395,556	1,828,403	(658,336)	25,316,767

	2019
	Turkcell	Turkcell		Intersegment
	Turkey	International	Other	eliminations	Consolidated
Telecommunication services	19,157,657	1,780,793	—	(60,147)	20,878,303
At a point in time	198,734	10,555	—	—	209,289
Over time	18,958,923	1,770,238	—	(60,147)	20,669,014
Equipment revenues	2,130,135	115,905	—	—	2,246,040
At a point in time	2,050,055	115,905	—	—	2,165,960
Over time	80,080	—	—	—	80,080
Revenue from financial services	—	—	1,141,712	(839)	1,140,873
At a point in time	—	—	222,930	(839)	222,091
Over time	—	—	918,782	—	918,782
Call center revenues	21,851	17,008	308,126	(34,542)	312,443
At a point in time	—	—	—	—	—
Over time	21,851	17,008	308,126	(34,542)	312,443
Commission fees on betting business	—	—	132,300	—	132,300
At a point in time	—	—	—	—	—
Over time	—	—	132,300	—	132,300
All other	177,513	89,083	635,841	(475,261)	427,176
At a point in time	37,726	19,300	2,306	(657)	58,675
Over time	139,787	69,783	633,535	(474,604)	368,501
Total	21,487,156	2,002,789	2,217,979	(570,789)	25,137,135
At a point in time	2,286,515	145,760	225,236	(1,496)	2,656,015
Over time	19,200,641	1,857,029	1,992,743	(569,293)	22,481,120